Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 12,677,562
Due after one year through five years, amortized cost	2,945,117
Due after five years through ten years, amortized cost	1,067,483
Due after ten years, amortized cost	858,006
Total	17,548,168
Due in one year or less, amortized cost	40,001
Due after one year through five years, amortized cost	209,888
Due after five years through ten years, amortized cost	209,548
Due after ten years, amortized cost	3,604,933
Amortized cost, held-to-maturity securities	4,064,370	¥ 4,047,547
Due in one year or less, fair value	12,678,483
Due after one year through five years, fair value	2,943,665
Due after five years through ten years, fair value	1,058,853
Due after ten years, fair value	852,829
Total	17,533,830
Due in one year or less, fair value	40,034
Due after one year through five years, fair value	207,273
Due after five years through ten years, fair value	203,280
Due after ten years, fair value	3,500,303
Total	3,950,890
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	9,774,247
Due after one year through five years, amortized cost	360,659
Due after five years through ten years, amortized cost	363,621
Total	10,498,527
Due in one year or less, amortized cost	40,001
Due after one year through five years, amortized cost	209,888
Due after five years through ten years, amortized cost	209,548
Amortized cost, held-to-maturity securities	459,436
Due in one year or less, fair value	9,774,047
Due after one year through five years, fair value	359,884
Due after five years through ten years, fair value	361,158
Total	10,495,090
Due in one year or less, fair value	40,034
Due after one year through five years, fair value	207,273
Due after five years through ten years, fair value	203,280
Total	450,587
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	72,350
Due after one year through five years, amortized cost	222,980
Due after five years through ten years, amortized cost	303,856
Due after ten years, amortized cost	7,616
Total	606,801
Due in one year or less, fair value	72,282
Due after one year through five years, fair value	220,756
Due after five years through ten years, fair value	297,181
Due after ten years, fair value	7,109
Total	597,327
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	56,891
Due after one year through five years, amortized cost	86,254
Total	143,145
Due in one year or less, fair value	56,970
Due after one year through five years, fair value	87,044
Total	144,014
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	2,012,643
Due after one year through five years, amortized cost	596,364
Due after five years through ten years, amortized cost	1,370
Due after ten years, amortized cost	1,365
Total	2,611,742
Due in one year or less, fair value	2,013,305
Due after one year through five years, fair value	598,068
Due after five years through ten years, fair value	1,370
Due after ten years, fair value	1,365
Total	2,614,108
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after five years through ten years, amortized cost	807
Due after ten years, amortized cost	490,587
Total	491,394
Due after ten years, amortized cost	3,604,933
Amortized cost, held-to-maturity securities	3,604,933
Due after five years through ten years, fair value	798
Due after ten years, fair value	467,771
Total	468,569
Due after ten years, fair value	3,500,303
Total	3,500,303
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost	23,388
Total	23,388
Due after ten years, fair value	22,859
Total	22,859
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	12,300
Due after one year through five years, amortized cost	557,981
Due after five years through ten years, amortized cost	184,714
Total	754,995
Due in one year or less, fair value	12,311
Due after one year through five years, fair value	559,133
Due after five years through ten years, fair value	186,907
Total	758,350
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	225,142
Due after one year through five years, amortized cost	843,518
Due after five years through ten years, amortized cost	173,603
Due after ten years, amortized cost	315,009
Total	1,557,272
Due in one year or less, fair value	224,845
Due after one year through five years, fair value	840,343
Due after five years through ten years, fair value	171,853
Due after ten years, fair value	333,428
Total	1,570,469
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	523,989
Due after one year through five years, amortized cost	277,361
Due after five years through ten years, amortized cost	39,512
Due after ten years, amortized cost	20,041
Total	860,904
Due in one year or less, fair value	524,723
Due after one year through five years, fair value	278,437
Due after five years through ten years, fair value	39,586
Due after ten years, fair value	20,298
Total	¥ 863,044